27 Share-based Payments (Details 1)	12 Months Ended
	Dec. 31, 2020 Number £ / shares	Dec. 31, 2019 Number £ / shares	Dec. 31, 2018 Number £ / shares
Weighted average exercise price
Options exercisable | Number	195,171	131,094	112,393
Weighted average exercise price of outstanding options	£ 0.835	£ 8.48	£ 22.02
Weighted average exercise price of options exercised
Weighted average exercise price of options forfeited	7.192	13.26	15.98
Weighted average exercise price of options granted	£ 0.205	£ 1.38	£ 16.60
Weighted average remaining contractual life of outstanding options	9 years 2 months 12 days	7 years 10 months 24 days	5 years 8 months 12 days